Prepayments and other current assets, net - Prepayments and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments to suppliers	$ 13,222	$ 22,849
Receivables from partial sale of equity interest in SiEngine (refer to Note 9)	0	17,947
Contract cost assets	2,724	9,525
Deductible VAT	5,221	4,083
Others	15,216	7,127
Prepayments and other current assets, net	$ 36,383	$ 61,531	[1]

[1]	Restated (refer to Note 2(c))